INCOME TAXES, Significant Components of Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
INCOME TAXES [Abstract]
Current tax provision	$ 386	$ 221
Deferred tax provision	577	1,373
Provision for income taxes	$ 963	$ 1,594